SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 497,241	$ 840,913	$ 85,688
Restricted cash and cash equivalents—current	0	4,365	0
Restricted cash and cash equivalents—non-current	25,000	4,000	4,144
Cash, cash equivalents and restricted cash and cash equivalents	$ 522,241	$ 849,278	$ 89,832	$ 173,956